PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS, NET

Fixed assets, net consisted of the following:

	March 31, 2022	December 31, 2021	Estimated Useful Life

Equipment	$113,638	$113,638	3 years
Less: accumulated depreciation and amortization	(54,500)	(45,987)
Property, plant, and equipment, net	$59,138	$67,651

Fixed assets, net consisted of the following:

	December 31, 2021	December 31, 2020	Estimated Useful Life

Equipment	$113,638	$79,737	3 years
Less: accumulated depreciation and amortization	(45,987)	(14,945)
Property, plant, and equipment, net	$67,651	$64,792